Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 13,035	$ 18,305	$ 8,391
Interest cost	16,626	19,723	96,310
Expected return on Plans’ assets	(20,302)	(13,507)	(12,080)
Amortization of prior service cost	218	16	64
Amortization of net actuarial loss	17,742	4,809	5,884
Total net periodic benefit cost	27,319	29,346	98,569
Accumulated benefit obligation	865,273	781,749	$ 628,017
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	106	81
Interest cost	39	51
Amortization of net actuarial loss	(145)	(165)
Total net periodic benefit cost	$ 0	$ (33)